Basic and diluted earnings per share (Details) - ARS ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Income for the year	$ 272,128	$ 191,387	$ (44,014)
Weighted average number of common shares outstanding	875	875	875
Basic income (loss) per share - in pesos	$ 311.00	$ 218.73	$ (50.30)
Diluted income (loss) per share - in pesos	$ 311.00	$ 218.73	$ (50.30)